Pension and Postretirement Benefits - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
TCN Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Employer contributions, percentage match of participants' contributions	50.00%
Employer contributions, percentage unmatched of participants' contributions	3.00%
TCN Plan [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan matching percent of compensation	6.00%
TCN Plan [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets held in cash in cash equivalents		$ 14
Domestic Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Employer contributions, percentage match of participants' contributions	50.00%
Employer contributions, percentage unmatched of participants' contributions	3.00%
Domestic Plans [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan matching percent of compensation	6.00%